Income Taxes - Summary of Breakdown of Changes in Consolidated Deferred Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in deferred tax liability (asset) [abstract]
Deferred income tax expense (income) in the income statement	$ (35)	$ (122)	$ 19
Deferred income tax revenue in stockholders' equity	(38)	(41)	(59)
Reclassifications	78	(12)	3
Change in deferred income tax during the period	$ 5	$ (175)	$ (37)